Variable Interest Entities - Textuals (Details) - Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]	12 Months Ended
Dec. 31, 2016 entity
Variable Interest Entity [Line Items]
Number of consolidated limited partnership-like entities	10
Minimum [Member]
Variable Interest Entity [Line Items]
Ownership interest in the consolidated entities (percent)	6.80%
Maximum [Member]
Variable Interest Entity [Line Items]
Ownership interest in the consolidated entities (percent)	99.50%